Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Beginning Balance at Dec. 31, 2010	$ 76,295,096	$ 967,682	$ 3,061,221	$ (2,197,930)	$ 74,464,123
Beginning Balance (in shares) at Dec. 31, 2010		4,838,411
Net income	7,217,847				7,217,847
Dividends paid ($0.88, $0.88 and $0.88 per share, in 2013, 2012 and 2011 respectively)	(4,261,652)				(4,261,652)
Options exercised (in shares)		5,500
Options exercised	63,385	1,100	62,285
Stock compensation expense	123,702		123,702
Other comprehensive income (loss), net	6,640,839			6,640,839
Ending Balance at Dec. 31, 2011	86,079,217	968,782	3,247,208	4,442,909	77,420,318
Ending Balance (in shares) at Dec. 31, 2011		4,843,911
Net income	6,783,999				6,783,999
Dividends paid ($0.88, $0.88 and $0.88 per share, in 2013, 2012 and 2011 respectively)	(4,276,282)				(4,276,282)
Options exercised (in shares)		17,500
Options exercised	257,425	3,500	253,925
Stock compensation expense	119,834		119,834
Other comprehensive income (loss), net	(95,363)			(95,363)
Ending Balance at Dec. 31, 2012	88,868,830	972,282	3,620,967	4,347,546	79,928,035
Ending Balance (in shares) at Dec. 31, 2012		4,861,411
Net income	7,149,860				7,149,860
Dividends paid ($0.88, $0.88 and $0.88 per share, in 2013, 2012 and 2011 respectively)	(4,285,371)				(4,285,371)
Options exercised (in shares)		8,703
Options exercised	128,950	1,741	127,209
Other comprehensive income (loss), net	(25,596,067)			(25,596,067)
Ending Balance at Dec. 31, 2013	$ 66,266,202	$ 974,023	$ 3,748,176	$ (21,248,521)	$ 82,792,524
Ending Balance (in shares) at Dec. 31, 2013		4,870,114